Note 27 - Share-based Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Explanation of effect of share-based payments on entity's profit or loss [text block]
	Note	2019	2018	2017

Restricted Share Units and Performance Units	27.1.(a)	616	218	853
Caledonia Mining South Africa employee incentive scheme	27.1.(b)	73	97	123
		689	315	976
	Note	2019	2018	2017
Share option programmes	27.2 (a)	-	14	29
Facilitation and advanced dividend loan modification	27.2 (b)	-	-	806
		-	14	835

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	2019				2018
	RSUs	PSUs			RSUs	PSUs
Fair value ($)	$8.46		$8.19		$5.46	$5.46
Share price ($)	$8.46		$8.46		$5.46	$5.46
Performance multiplier percentage	-	93	-	100%	-	85%
	RSUs	PSUs	RSUs	PSUs
Grant - January 11, 2016	60,645	242,579	60,645	242,579
Grant - March 23, 2016	10,965	43,871	10,965	43,871
Grant - June 8, 2016	5,117	20,470	5,117	20,470
Grant - January 19, 2017	4,443	17,774	4,443	17,774
Grant – January 19, 2019	-	124,027	-	-
Grant – June 8, 2019	-	14,672	-	-
RSU dividend reinvestments	11,316	-	10,960	-
Settlements	(87,434)	(306,920)
Total awards at December 31	5,052	156,473	92,130	324,694
Options granted	10,000	* 5,000	*18,000
Grant date	February 27, 2018	May 30, 2018	October 13, 2017
Risk-free interest rate	2,86%	2.40%	0.53%
Expected stock price volatility (based on historical volatility)	32%	118%	119%
Expected option life in years	3	3	5
Exercise price	CAD 9.30	* CAD 8.10	* CAD 11.50
Share price at grant date	CAD 9.30	* CAD 8.10	* CAD 11.50
Fair value at grant date	$1.40	* $ 5.81	*$9.45

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
	2019	2018
	Awards
Grant - July 2017 (3-year term)	37,330	37,330
Grant - August 2018 (3-year term)	5,918	5,918
Grant - August 2019 (3-year term)	9,034	-
Awards paid out	(44,985)	(26,864)
Total awards outstanding December 31	7,297	16,384

Estimated awards expected to vest at December 31	100%	100%

Disclosure of range of exercise prices of outstanding share options [text block]
Number of Options	Exercise Price	Expiry Date
	Canadian $
5,000	4.00	Oct 8, 2020
18,000	11.50	Oct 13, 2021
5,000	8.10	May 30, 2022
10,000	9.30	Aug 25, 2024
38,000

Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options *	Weighted Avg. Exercise Price
	Canadian $ *

Options outstanding and exercisable at January, 2017	92,280	5.85
Granted	5,000	8.10
Exercised	(69,280)	4.50
Options outstanding and exercisable at December 31, 2017	28,000	9.55
Granted	10,000	9.30
Exercised	-	-
Options outstanding and exercisable at December 31, 2018	38,000	9.48
Granted	-	-
Exercised	-	-
Options outstanding and exercisable at December 31, 2019	38,000	9.48

Faciliation and advanced dividend loans [member]
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
Modification date	June 23, 2017
Blanket Mine dividend yield	23.70%	-	89.88%
Risk free interest rate	$ swap curve
Group market capitalisation at grant date ($’000)	$68,436